Securities - Summary of Allowance for Losses measured at FVOCI (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Balance at beginning of year	$ 2,044
Balance at end of year	3,722	$ 2,044
Debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Balance at beginning of year	23	23
Provision for (reversal of) credit losses	8	4
Write-offs		(4)
Other	(9)
Balance at end of year	22	23
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	14	15
Provision for (reversal of) credit losses	5
Other	(1)	(1)
Balance at end of year	18	14
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	3	3
Provision for (reversal of) credit losses	2
Other	(1)
Balance at end of year	4	3
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	646
Balance at end of year	916	646
Stage 3 [member] | Debt securities measured at FVOCI [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	6	5
Provision for (reversal of) credit losses	1	4
Write-offs		(4)
Other	$ (7)	1
Balance at end of year		$ 6